Summary of significant accounting policies	18 Months Ended
Jun. 30, 2026
Exascale Labs Inc [Member]
Summary of significant accounting policies

2. Summary of significant accounting policies

a. Going concern

As of June 30, 2026, the Company had cash and U.S. Dollar Coin (“USDC”) of $4.9 million and current liabilities of $31.9 million. For the years ended June 30, 2025 and 2026, the Company used $1.0 million and $2.8 million in operating activities. The Company incurred net losses of $7.7 million and $12.2 million for these respective periods. Since inception, the Company has incurred recurring net losses from operations and negative cash flows from operating activities. As of June 30, 2026, the Company had an accumulated deficit of $25.4 million. These factors raised substantial doubt regarding the Company’s ability to continue as a going concern within one year of the date these consolidated financial statements were issued.

On August 27, 2026, the Company consummated the Business Combination. Upon the closing of the Business Combination, all outstanding SAFEs of the Company were converted into PubCo Class A common stock in accordance with their terms, eliminating SAFE liabilities that totaled approximately $29.1 million as of June 30, 2026. In connection with the closing of the Business Combination, the Company obtained access to cash proceeds of approximately $11.8 million retained from the Business Combination. In addition, between July 1, 2026 and August 27, 2026, an investor provided the Company with $1.0 million in the form of a SAFE, which was also converted into PubCo Class A common stock upon the closing of the Business Combination.

Management has prepared a cash flow forecast covering the twelve-month period following the date that these consolidated financial statements are issued. The forecast considers the liquidity provided by the De-SPAC transaction, conversion of SAFE instruments on the closing of the Business Combination, as well as management’s operating plans and expectations, including the Company’s continued focus on expanding its market presence and developing client relationships to drive revenue growth and managing operating expenses, with the objective of improving cash flows from operations over time.

Based on this forecast, management believes that the Company will have sufficient liquidity to fund its ongoing operations and anticipated working capital requirements for a period of at least twelve months after the date that these consolidated financial statements are issued. Accordingly, management has concluded that the substantial doubt about the Company’s ability to continue as a going concern has been alleviated.

These consolidated financial statements have been prepared on a going concern basis, and no adjustments are required to the carrying amounts or classification of assets and liabilities in the financial statements.

b. Basis of presentation

The consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”) and pursuant to the applicable rules and regulations of the Securities and Exchange Commission (“SEC”).

c. Use of estimates and assumptions

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Management believes that the estimates used in preparing the consolidated financial statements are reasonable and prudent; however, actual results could differ from these estimates under different assumptions or conditions. Significant accounting estimates include recognition and measurement of SAFEs notes, recognition and measurement of the allowance for expected credit losses, deferred tax assets and valuation allowance.

d. Fair value measurements

In accordance with FASB ASC 820 Fair Value Measurements and Disclosures, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Company uses a three-level hierarchy for fair value measurements of certain assets and liabilities for financial reporting purposes that distinguishes between market participant assumptions developed from market data obtained from outside sources (observable inputs) and the Company’s own assumptions about market participant assumptions developed from the best information available to us in the circumstances (unobservable inputs).

The hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

Level 1: Quoted prices in active markets for identical assets or liabilities.

Level 2: Inputs other than Level 1 prices for similar assets or liabilities that are directly or indirectly observable in the marketplace.

Level 3: Unobservable inputs which are supported by little or no market activity and values determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant judgment or estimation.

The fair value measurements discussed herein are based upon certain market assumptions and pertinent information available to management during the years ended June 30, 2025 and 2026. The carrying amount of cash and cash equivalents, accounts receivable, refundable deposits receivable, other receivables, accounts payable, refundable deposits payable and other current liabilities approximated their fair values as of June 30, 2025 and 2026. For the years ended June 30, 2025 and 2026, the Company carried SAFEs and digital assets at their fair value (see Note 4-Fair Value Measurements for fair value information).

e. Functional currency

The accompanying consolidated financial statements are presented in the United States dollar (“US$”). The functional currency of the Company and its subsidiary is the US$.

All transactions are measured and recorded in the Company’s functional currency.

f. Cash and cash equivalents

The Company considers all highly liquid investments instruments purchased with a maturity period of three months or less to be cash or cash equivalents. The carrying amounts reported in the accompanying balance sheets for cash and cash equivalents approximate their fair value. As of June 30, 2025 and 2026, the Company does not have any cash equivalents.

g. Crypto assets

The Company’s crypto assets classified in current assets are held primarily for use in the ordinary course of business which is expected to be actively utilized or converted within the normal operating cycle and such crypto assets can be sold in a highly liquid marketplace. During the year ended June 30, 2026, the Company only held crypto assets of Tether USD (“USDT”) and USDC, which are principally funded by SAFE investors and as a form of collection from revenue transactions. The Company’s crypto assets are held with a qualified third-party custodian who provide secure storage and safeguarding of the Company’s crypto assets.

USDC

USDC is a stablecoin redeemable on a one-to-one basis for U.S. dollars and is accounted for as a financial instrument in the consolidated balance sheets.

Crypto assets other than USDC

On December 13, 2023, the FASB issued ASU 2023-08, which addresses the accounting and disclosure requirements for certain cryptocurrencies. The new guidance requires entities to subsequently measure certain cryptocurrencies at fair value, with changes in fair value recorded in net income in each reporting period. The Company applied the ASU since its holding of crypto assets in December 2025.

Digital assets that are received as noncash consideration in the Company’s revenue arrangements and paid in purchases of professional service and others are presented as cash flows from operating activities in other operating activities settled in digital assets and USDC. Digital assets that are received in the Company’s revenue arrangements and sold for cash within seven days are presented as cash flows from operating activities, while other digital asset activity held longer than seven days is reflected as cash flows from investing activities under disposal of digital assets and USDC held in the consolidated statements of cash flows. The Company presents crypto assets other than USDC separately from other intangible assets and USDC, recorded as digital assets on the consolidated balance sheets.

For the year ended June 30, 2026, the Company recorded receipt and disbursement of digital assets amounted to $991,601 and $991,601, respectively, which resulted in an ending balance of nil. The Company’s balances related to digital assets and stablecoins during the period included USDT and USDC, both of which are USD-pegged stablecoins. No fair value gain or loss on digital assets was recognized for the year ended June 30, 2026 considering the low volatility in the fair value of digital assets during the year ended June 30, 2026.

h. Expected credit loss and accounts receivable

The Company adopted Financial Standards Accounting Board (“FASB”) Accounting Standards Codification (“ASC”) 326 “Financial Instruments — Credit Losses” (“ASC 326”) on July 1, 2023.

The Company’s accounts receivable are within the scope of ASC 326. ASC 326 introduces an approach based on expected credit losses on financial assets at amortized cost. Upon adoption of ASC 326, the Company estimates the expected credit losses for accounts receivable using the roll-rate method on a collective basis when similar risk characteristics exist. Expected credit losses are included in general and administrative expenses in the consolidated statements of operations and comprehensive loss. After all attempts to collect a receivable have failed, the receivable is written off against the allowance.

Accounts receivable represents those receivables derived in the ordinary course of business, net of an allowance for any potentially uncollectible amounts. The Company makes estimates of expected credit and collectability trends for the allowance for credit losses based upon its assessment of various factors, including historical experience, the age of the accounts receivable balances, credit quality of its customers, current economic conditions, reasonable and supportable forecasts of future economic conditions that may vary by geography, customer-type, or industry sub-vertical, and other factors that may affect its ability to collect from customers.

Although the Company has historically not experienced significant credit losses, they may experience increasing credit loss risks from accounts receivable in future periods if its customers are adversely affected by economic pressures or uncertainty associated with local or global economic recessions, or other customer-specific factors, and actual experience in the future may differ from their past experiences or current assessment.

i. Deferred offering costs

The Company follows the requirements of FASB ASC 340-10-S99-1 and SEC Staff Accounting Bulletin (“SAB”) Topic 5A — “Expenses of Offering”. Deferred offering costs consist of underwriting, legal, and other professional expenses incurred through the balance sheet date that are directly related to the intended De-SPAC Transaction. These costs will be charged to shareholders’ equity, netted against the proceeds, upon the completion of the Business Combination. Should the transaction prove to be unsuccessful, these deferred costs, as well as additional expenses to be incurred, will be charged to the statements of operations and comprehensive loss. As of June 30, 2025 and 2026, the Company deferred nil and $190,000 of transaction costs, respectively.

j. Advance to suppliers

Advance to suppliers represent prepayments made to vendors in connection with the purchase of services. Advance is recorded at the amount paid and are classified as current assets when the related services are expected to be received within one year or the normal operating cycle.

k. Refundable deposits receivable

Refundable deposits receivable mainly represents security deposits and refundable cooperation deposits paid to suppliers and business partners that are contractually recoverable upon the completion of services. These amounts are recorded as assets when paid, generally at the amount paid. Deposits expected to be recovered within one year are classified as current; otherwise, they are classified as non-current. Allowance should be assessed under CECL, and write off when not recoverable. The Company evaluates the credit risk of refundable deposits receivable and recognizes an allowance for credit losses based on the current expected credit losses (“CECL”) model. Specific balances are written off when they are deemed uncollectible and all collection efforts have been exhausted. As of June 30, 2025 and 2026, no allowance for credit losses was recorded.

l. Other receivables

Other receivables represent funds temporarily held in trust by an employee acting as the Company’s behalf. As of June 30, 2025 and 2026, the balance were $1,207,626 and nil, respectively, primarily comprising proceeds from SAFEs agreements received via the employee and net of payments made to designated suppliers at the Company’s direction.

m. Equipment, net

Equipment, net is stated at cost less accumulated depreciation and impairment, if any. Depreciation is computed using the straight-line method over the estimated useful lives of three or five years, depending on the asset category.

n. Refundable deposits payable

Refundable deposits payable represent security payments received from a third party and customers, which are required for certain intelligent computing power service arrangements. As of June 30, 2025 and 2026, the balances were $1,445,580 and $359,481, respectively.

o. Impairment of long-lived assets

The Company reviews its long-lived assets, equipment, for impairment whenever events or changes in circumstances indicate the carrying amount of an asset may not be recoverable. Recoverability of assets held and used is measured by comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated from the use of the asset and its eventual disposition. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount exceeds the fair value of the impaired assets. Assets to be disposed of are reported at the lower of their carrying amount or fair value less cost to sell. There was no impairment of long-lived assets for the years ended June 30, 2025 and 2026.

p. Simple agreements for future equity

SAFEs issued by the Company are freestanding financial instruments. As they contain certain redemption or liquidation features that may require the Company to settle the obligation in cash upon the occurrence of defined events (e.g., a change of control or dissolution), the instruments create an obligation that meets the definition of a liability. Accordingly, the SAFEs are classified in their entirety as liabilities on the consolidated balance sheets.

These liabilities are measured at fair value upon initial recognition and are subsequently remeasured at fair value at each reporting date. All changes in their fair value are recognized in the consolidated statement of operations and comprehensive loss in the period in which they occur.

q. Revenue recognition

The Company applied ASC Topic 606 “Revenue from Contracts with Customers” (“ASC 606”) for all periods presented.

The five-step model defined by ASC 606 requires the Company to (i) identify its contracts with clients, (ii) identify its performance obligations under those contracts, (iii) determine the transaction prices of those contracts, (iv) allocate the transaction prices to its performance obligations in those contracts, and (v) recognize revenue when each performance obligation under those contracts is satisfied. Revenue is recognized when promised goods or services are transferred to the client in an amount that reflects the consideration expected in exchange for those goods or services.

The Company reports all of its revenues on a gross basis. This determination is based on the Company’s assessment that it is the principal in its revenue arrangements. The Company controls the service delivery platform and infrastructure before the service is provided to the customer. It is primarily responsible for fulfilling the service promise, has discretion in setting prices, and assumes the credit risk associated with the customer receivable.

As a practical expedient, the Company elected to expense the incremental costs of obtaining a contract when incurred if the amortization period of the asset that the Company otherwise would have recognized is one year or less.

Pursuant to ASC 606, the Company recognizes revenue based on the transaction price, which is the amount of consideration it expects to be entitled to exchange for transferring services to customers. For Intelligent Computing Power Services, contract consideration is generally fixed and is typically stated as a fixed monthly fee determined by (i) the contractually specified number of GPUs (capacity) and (ii) the service period. Accordingly, the transaction price is generally the fixed contractual amount. The Company recognizes revenue over time as the services are provided throughout the contract term. The Company offers payment terms ranging from 0 to 6 months, depending on customers’ credit profiles and service requirements.

The Company does not provide warranties for its services and does not offer service-type warranty arrangements.

The following is a description of the principal activities of the Company from which the Company generates its revenue under ASC 606.

(i) Revenue for intelligent computing power service

The Company leverages its expertise in high-performance computing and cloud-native architectures to build and operate stable, efficient, and scalable GPU computing platforms through modular data center design and liquid cooling technology. The Company uses these platforms to provide computing resources for large-scale AI training, model inference, and high-performance scientific computing to commercial enterprise clients with substantial GPU computing requirements. Supporting services include GPU server environment deployment, cluster scheduling and performance optimization, high-speed network interconnection, real-time monitoring and intelligent alerting systems, as well as industry-compliant security and regulatory assurance.

The Company accounts for the above promises as a single performance obligation because they are highly integrated and not separately identifiable in the context of the contract. The Company provides an integrated, managed GPU computing platform in which computing capacity, deployment/configuration, scheduling, networking, monitoring, and security/compliance are interdependent and together deliver a single combined service—continuous access to a functioning and secured platform over the contractual term.

The Company provides intelligent computing power services under two pricing models: (i) reserved capacity arrangements and (ii) on-demand (pay-as-you-go) arrangements. The following table presents revenue recognized during the period by arrangement type:

	For the Years Ended June 30,
	2025	2026
Reserved capacity arrangements	$6,501,569	$14,652,429
On-demand arrangements	44,680	12,508
Total	$6,546,249	$14,664,937

Reserved capacity arrangements

The Company enters into reserved capacity arrangements, which generally provide committed intelligent computing power services for a defined service term ranging from 3 months to 3 years, with the majority of such arrangements having a one-year term. These contracts typically are non-cancelable, or may be canceled only under limited conditions with early notifications required. Payment terms generally range from 0-6 months upon the completion of services, and certain arrangements require prepayments. Any prepayments are recorded as contract liabilities and recognized over the service term.

The performance obligation is satisfied over time because the customer simultaneously receives and consumes the benefits. Revenue is recognized using a time-elapsed output method over the contractual service period.

On-demand (pay-as-you-go) arrangements

The Company provides customers with on-demand access to intelligent computing power and GPU resources under pay-as-you-go model which requires advance payment. Customer advances are recorded as contract liabilities and recognized as revenue over the time during the provision of related services underlying the contract term. The revenue is recognized over time because the customer can simultaneously receive and consume the benefits during the service period. These arrangements generally do not include a fixed contractual term or minimum usage commitments.

(ii) Revenue from comprehensive data center service

The Company leverages its project experience in infrastructure management, cluster optimization, and system monitoring to provide full-cycle operational support to data center asset owners. Services encompass facility environment deployment, network architecture implementation, security and compliance system development, daily operational monitoring, and emergency fault response. Revenue is recognized over time because the Company’s services are performed throughout the contract term and the customer benefits as the services are provided.

For the years ended June 30, 2025 and 2026, $7,015,512 and $14,822,799 of the revenue of the Company was recognized over time, respectively.

Revenue disaggregated by service lines for the years ended June 30, 2025 and 2026 was disclosed in the table below:

	For the Years Ended June 30,
	2025	2026
Revenue from intelligent computing power service	$6,546,249	$14,664,937
Revenue from comprehensive data center service	469,263	157,862
Total	$7,015,512	$14,822,799

r. Contract liabilities

The Company receives advance payments from its customers for services to be provided in the future. These payments are recorded as contract liabilities on the balance sheet within “Contract liabilities”.

Contract liabilities are recognized when consideration is received from a customer prior to the Company satisfying its related performance obligations. For these service contracts, the Company recognizes revenue, and reduces the contract liabilities, over time as the services are rendered and the performance obligations are satisfied. Revenue recognized during the years ended June 30, 2025 and 2026 that was included in the contract liability balance at the beginning of the year was $95,326 and $392,152, respectively.

s. Cost of revenues

The Company’s cost of revenues primarily includes computing power service, professional service fees and staff costs and employee benefits. All the cost of revenues are recognized in the period in which the related services occur or the benefits are received.

t. Selling and marketing expenses

The Company’s selling and marketing expenses primarily include: (i) advertising and promotion expenses, (ii) staff costs, employee benefits and share-based compensation, and (iii) travel and other routine office expenses. All expenses are recognized in the period in which the related services occur or the benefits are received. The Company expenses advertising costs as incurred, and for the years ended June 30, 2025 and 2026, the Company incurred advertising and promotion expenses of $157,388 and $80,910, respectively.

u. Research and development expenses

The Company’s research and development expenses mainly consist of software development outsourcing service fees, server cost, staff costs and employee benefits, and testing expenses.

v. General and administrative expenses

The Company’s general and administrative expenses mainly consist of staff costs and employee benefits, professional service fees, depreciation expenses and other operating expenses.

w. Other income

The Company safeguards its USDC through a third-party custodian. The Company’s other income represents the yield of USDC the Company earned through participation in a third-party custodian service.

x. Income tax

Income taxes are determined in accordance with the provisions of ASC Topic 740, “Income Taxes” (“ASC Topic 740”). Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted income tax rates expected to apply to taxable income in the periods in which those temporary differences are expected to be recovered or settled. Any effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

ASC 740 prescribes a comprehensive model for how companies should recognize, measure, present, and disclose in their consolidated financial statements uncertain tax positions taken or expected to be taken on a tax return. Under ASC 740, tax positions must initially be recognized in the consolidated financial statements when it is more likely than not the position will be sustained upon examination by the tax authorities. Such tax positions must initially and subsequently be measured as the largest amount of tax benefit that has a greater than 50% likelihood of being realized upon ultimate settlement with the tax authority assuming full knowledge of the position and relevant facts.

y. Capital structure

The Company is authorized to issue 1,500 shares of common stock of $0.01 par value each. As of June 30, 2025, there were 1,500 shares issued and outstanding.

Pursuant to the resolution of the board of directors on January 8, 2026, the authorized share capital of 1,500 shares of common stock was re-designated to 303 shares of Class A common stock and 1,197 shares of Class B common stock. Holders of Class A common stock and Class B common stock have the same rights, except for voting and conversion rights. Each share of Class A common stock is entitled to one vote; and each share of Class B common stock is entitled to twenty votes and is convertible into one share of Class A common stock at any time by the holder thereof and upon transfer by the holder thereof other than certain permitted transfers. Class A common stock are not convertible into Class B common stock under any circumstances. Furthermore, all outstanding warrants, options, SAFEs and other convertible securities are designated to convert or settle exclusively into Class A common stock.

As of June 30, 2026, there were 303 shares of Class A common stock and 1,197 shares of Class B common stock outstanding.

z. Share-based compensation

The Company grants share options of the Company to eligible employees and non-employees. The Company accounts for share-based awards issued to employees and non-employees in accordance with ASC Topic 718 Compensation – Stock Compensation. The Company recognizes forfeitures as they occur. The share-based compensation expenses have been categorized as either general and administrative expenses or selling and marketing expenses, depending on the job functions of the grantees.

The Company’s share-based compensation awards are expected to be settled through transfers of existing shares of common stock held by the controlling shareholder, rather than through the issuance of new shares by the Company. The underlying shares of common stock are included in issued and outstanding shares as of the balance sheet date; accordingly, such settlement is not expected to increase the Company’s total issued and outstanding shares.

Employees’ share-based awards and non-employees’ share-based awards are measured at the grant date fair value of the awards and recognized as expenses a) immediately at grant date if no vesting conditions are required; or b) using graded vesting method, net of estimated forfeitures, over the requisite service period, which is the vesting period.

The Company employs discounted cash flow method to determine the fair value of the Company’s share-based compensation arrangements, where the key valuation variables include risk free rate, discount rate, and perpetual rate.

aa. Segment reporting

ASC 280, “Segment Reporting”, establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major customers in consolidated financial statements for details on the Company’s business segments.

The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker (“CODM”) for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. The Company’s CODM is the chief executive officer. The CODM regularly reviews consolidated operating results and reviews consolidated revenues and net loss when making decisions about allocating resources and assessing performance of the segment, and hence, the Company has only one reportable segment. Therefore, as the Company has determined it operates as a single reportable segment, the CODM assesses the Company’s performance and results of operations on a consolidated basis.

bb. Related parties

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or significant influence, such as a family member or relative, shareholder, or a related corporation.

cc. Comprehensive loss

Comprehensive loss is defined as a change in equity during a period from transactions and other events and circumstances from non-owner sources. The Company’s comprehensive loss was the same as its reported net loss for all periods presented.

dd. Loss per share

Basic net loss per share of common stock attributable to common shareholders is calculated by dividing net loss attributable to common shareholders by the weighted-average shares of common stock outstanding for the period. Potentially dilutive shares, which are based on the weighted-average shares of common stock underlying outstanding share-based awards or options using the treasury stock method or the if-converted method, as applicable, are included when calculating diluted net income per share of common stock attributable to common shareholders when their effect is dilutive.

Diluted net loss per share attributable to common shareholders is computed by adjusting the weighted-average number of shares of common stock outstanding for the dilutive effect of all potential common stock equivalents. These potential shares are included in the diluted earnings per share calculation only when their effect is dilutive.

In periods where the Company reports a net loss, diluted net loss per share is calculated in the same manner as basic net loss per share because the inclusion of any potential common stock would have an anti-dilutive effect. The Company had no potential common stock equivalents outstanding during the periods presented. Consequently, no potential common stock equivalents were included in the calculation for the years in which a net loss was incurred.

ee. Dividends

Dividends are recognized when declared. No dividends were declared for the year ended June 30, 2025 and 2026, respectively. The Company does not have any present plan to pay any dividends on its common stock in the foreseeable future. The Company currently intends to retain the available funds and any future earnings to operate and expand its business.

ff. Emerging growth company

The Company intends to operate as an “emerging growth company,” as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). The JOBS Act permits companies with emerging growth company status to take advantage of an extended transition period to comply with new or revised accounting standards, delaying the adoption of these accounting standards until such time as those standards would apply to private companies. The Company elected to use this extended transition period to enable it to comply with new or revised accounting standards that have different effective dates for public and private companies until the earlier of the date that it (i) is no longer an emerging growth company or (ii) affirmatively and irrevocably opts out of the extended transition period provided in the JOBS Act. As a result, the Company’s consolidated financial statements may not be comparable to companies that comply with the new or revised accounting standards as of public company effective dates.

gg. Recently accounting pronouncements

In December 2023, the FASB issued ASU No. 2023-09, Improvements to Income Tax Disclosures (“ASU 2023-09”), which requires entities to make incremental income tax disclosures on an annual basis. The amendments require that public business entities disclose specific categories in the rate reconciliation and provide additional information for reconciling items meeting a quantitative threshold. The amendments also require disclosure of income taxes paid to be disaggregated by jurisdiction, and the disclosure of income tax expense disaggregated by federal, state, and foreign. Amendments are effective for annual periods beginning after December 15, 2025 and thereafter, with early adoption permitted. The Company is currently evaluating the impact of the new accounting pronouncements or guidance on the consolidated financial statements. The Company will adopt this ASU for the fiscal year beginning July 1, 2026.

In July 2025, the FASB issued Accounting Standards Update (ASU) No. 2025-05, Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets. The amendment provides (1) all entities with a practical expedient to assume that current conditions as of the balance sheet date do not change for the remaining life of the assets and (2) entities other than public business entities with an accounting policy election to consider collection activity after the balance sheet date when estimating expected credit losses for current accounts receivable and current contract assets arising from transactions accounted for under Topic 606. This guidance is effective for annual reporting periods beginning after December 15, 2025 and interim reporting periods within those annual reporting periods. Early adoption is permitted. The Company is currently evaluating the impact of the new accounting pronouncements or guidance on the consolidated financial statements. The Company will adopt this ASU for the fiscal year beginning July 1, 2026.

In November 2024, the FASB issued ASU 2024-03 “Income Statement—Reporting comprehensive (loss) income—Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses” (“ASU 2024-03”). The amendments in this update intend to improve the disclosures about a public business entity’s expenses and address requests from investors for more detailed information about the types of expenses (including purchases of inventory, employee compensation, depreciation, amortization, and depletion) in commonly presented expense captions (such as cost of sales, selling, general and administrative expenses, and research and development). ASU 2024-03 is effective for fiscal years beginning after December 15, 2026, and interim periods beginning after December 15, 2027. The Company is currently evaluating the impact from the adoption of this ASU on its consolidated financial statements. The Company will adopt this ASU for its annual report for the fiscal year beginning July 1, 2027 and for interim reports for periods beginning July 1, 2028.

In January 2025, the FASB issued Accounting Standards Update (ASU) No. 2025-01, Income Statement — Reporting comprehensive (loss) income — Expense Disaggregation Disclosures (Subtopic 220-40): Clarifying the Effective Date. The amendment clarifies the effective date of ASU No. 2024-03 that all public business entities are required to adopt the guidance in annual reporting periods beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027. Early adoption of Update 2024-03 is permitted. The Company is currently evaluating the impact of the above new accounting pronouncements or guidance on the consolidated financial statements. The Company will adopt this ASU for its annual report for the fiscal year beginning July 1, 2027 and for interim reports for periods beginning July 1, 2028.

In September 2025, the FASB issued ASU 2025-06, Intangibles - Goodwill and Other - Internal-Use Software (Subtopic 350-40): Accounting for and Disclosure of Software Costs (“ASU 2025-06”), which amends certain aspects of the accounting for and disclosure of internal-use software costs. ASU 2025-06 is effective for annual reporting periods beginning with the year ending December 31, 2028, with early adoption permitted. The Company is currently evaluating the impact of the above new accounting pronouncements or guidance on the consolidated financial statements. The Company will adopt this ASU for the fiscal year beginning July 1, 2028.

Except as mentioned above, the Company does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the balance sheets, statements of income and comprehensive loss and cash flows.